Offsetting Arrangements	12 Months Ended
Dec. 31, 2018
Offsetting [Abstract]
Offsetting Arrangements
Offsetting Arrangements
Certain of our transactions are subject to master netting agreements that allow us to net receivables and payables by contract and settlement type. For those legally enforceable contracts, we net receivables and payables with the same counterparty on our statement of condition.
In addition to netting receivables and payables with our derivatives counterparty where a legal and enforceable netting arrangement exist, we also net related cash collateral received and transferred up to the fair value exposure amount.
With respect to our securities financing arrangements, we net balances outstanding on our consolidated statement of condition for those transactions that met the netting requirements and were transacted under a legally enforceable netting arrangement with the counterparty.
Securities received as collateral under securities financing or derivatives transactions can be transferred as collateral in many instances. The securities received as proceeds under secured lending transactions are recorded at a value that approximates fair value in other assets in our consolidated statement of condition with a related liability to return the collateral, if we have the right to transfer or re-pledge the collateral.
As of December 31, 2018 and December 31, 2017, the value of securities received as collateral from third parties where we are permitted to transfer or re-pledge the securities totaled $11.69 billion and $2.47 billion, respectively, and the fair value of the portion that had been transferred or re-pledged as of the same dates was $5.31 billion and $15 million, respectively. The increase in 2018 is primarily attributable to underlying client assets related to our enhanced custody business, which assets clients have allowed us to transfer or re-pledge.

The following tables present information about the offsetting of assets related to derivative contracts and secured financing transactions, as of the dates indicated:

Assets:	December 31, 2018
	Gross Amounts of Recognized Assets(1)(2)	Gross Amounts Offset in Statement of Condition(3)	Net Amounts of Assets Presented in Statement of Condition	Gross Amounts Not Offset in Statement of Condition
(In millions)				Cash and Securities Received(4)	Net Amount(5)
Derivatives:
Foreign exchange contracts	$16,386	$(10,223)	$6,163	$—	$6,163
Interest rate contracts(6)	13	—	13	—	13
Other derivative contracts	—	—	—	—	—
Cash collateral and securities netting	NA	(987)	(987)	(220)	(1,207)
Total derivatives	16,399	(11,210)	5,189	(220)	4,969
Other financial instruments:
Resale agreements and securities borrowing(7)	116,143	(91,889)	24,254	(22,872)	1,382
Total derivatives and other financial instruments	$132,542	$(103,099)	$29,443	$(23,092)	$6,351

Assets:	December 31, 2017
	Gross Amounts of Recognized Assets(1)(2)	Gross Amounts Offset in Statement of Condition(3)	Net Amounts of Assets Presented in Statement of Condition	Gross Amounts Not Offset in Statement of Condition
(In millions)				Cash and Securities Received(4)	Net Amount(5)
Derivatives:
Foreign exchange contracts	$11,597	$(5,548)	$6,049	$—	$6,049
Interest rate contracts(6)	8	—	8	—	8
Other derivative contracts	1	—	1	—	1
Cash collateral and securities netting	NA	(2,045)	(2,045)	(124)	(2,169)
Total derivatives	11,606	(7,593)	4,013	(124)	3,889
Other financial instruments:
Resale agreements and securities borrowing(7)	70,079	(47,434)	22,645	(22,645)	—
Total derivatives and other financial instruments	$81,685	$(55,027)	$26,658	$(22,769)	$3,889

(1) Amounts include all transactions regardless of whether or not they are subject to an enforceable netting arrangement.
(2) Refer to Note 1 and Note 2 for additional information about the measurement basis of derivative instruments.
(3) Amounts subject to netting arrangements which have been determined to be legally enforceable and eligible for netting in the consolidated statement of condition.
(4) Includes securities in connection with our securities borrowing transactions.
(5) Includes amounts secured by collateral not determined to be subject to enforceable netting arrangements.
(6) Variation margin payments presented as settlements rather than collateral.
(7) Included in the $24.3 billion as of December 31, 2018 were $4.7 billion of resale agreements and $19.6 billion of collateral provided related to securities borrowing. Included in the $22.6 billion as of December 31, 2017 were $3.2 billion of resale agreements and $19.4 billion of collateral provided related to securities borrowing. Resale agreements and collateral provided related to securities borrowing were recorded in securities purchased under resale agreements and other assets, respectively, in our consolidated statement of condition. Refer to Note 12 for additional information with respect to principal securities finance transactions.
NA Not applicable
The following tables present information about the offsetting of liabilities related to derivative contracts and secured financing transactions, as of the dates indicated:

Liabilities:	December 31, 2018
	Gross Amounts of Recognized Liabilities(1)(2)	Gross Amounts Offset in Statement of Condition(3)	Net Amounts of Liabilities Presented in Statement of Condition	Gross Amounts Not Offset in Statement of Condition
(In millions)				Cash and Securities Received(4)	Net Amount(5)
Derivatives:
Foreign exchange contracts	$16,522	$(10,223)	$6,299	$—	$6,299
Interest rate contracts(6)	71	—	71	—	71
Other derivative contracts	214	—	214	—	214
Cash collateral and securities netting	NA	(1,341)	(1,341)	(215)	(1,556)
Total derivatives	16,807	(11,564)	5,243	(215)	5,028
Other financial instruments:
Repurchase agreements and securities lending(7)	104,494	(91,889)	12,605	(11,543)	1,062
Total derivatives and other financial instruments	$121,301	$(103,453)	$17,848	$(11,758)	$6,090

Liabilities:	December 31, 2017
	Gross Amounts of Recognized Liabilities(1)(2)	Gross Amounts Offset in Statement of Condition(3)	Net Amounts of Liabilities Presented in Statement of Condition	Gross Amounts Not Offset in Statement of Condition
(In millions)				Cash and Securities Received(4)	Net Amount(5)
Derivatives:
Foreign exchange contracts	$11,467	$(5,548)	$5,919	$—	$5,919
Interest rate contracts(6)	100	—	100	—	100
Other derivative contracts	285	—	285	—	285
Cash collateral and securities netting	NA	(422)	(422)	(450)	(872)
Total derivatives	11,852	(5,970)	5,882	(450)	5,432
Other financial instruments:
Repurchase agreements and securities lending(7)	54,127	(47,434)	6,693	(4,299)	2,394
Total derivatives and other financial instruments	$65,979	$(53,404)	$12,575	$(4,749)	$7,826

(1) Amounts include all transactions regardless of whether or not they are subject to an enforceable netting arrangement.
(2) Refer to Note 1 and Note 2 for additional information about the measurement basis of derivative instruments
(3) Amounts subject to netting arrangements which have been determined to be legally enforceable and eligible for netting in the consolidated statement of condition.
(4) Includes securities provided in connection with our securities lending transactions.
(5) Includes amounts secured by collateral not determined to be subject to enforceable netting arrangements.
(6) Variation margin payments presented as settlements rather than collateral.
(7) Included in the $12.6 billion as of December 31, 2018 were $1.1 billion of repurchase agreements and $11.5 billion of collateral received related to securities lending transactions. Included in the $6.7 billion as of December 31, 2017 were $2.8 billion of repurchase agreements and $3.9 billion of collateral received related to securities lending transactions. Repurchase agreements and collateral received related to securities lending were recorded in securities sold under repurchase agreements and accrued expenses and other liabilities, respectively, in our consolidated statement of condition. Refer to Note 12 for additional information with respect to principal securities finance transactions.
NA Not applicable

The securities transferred under resale and repurchase agreements typically are U.S. Treasury, agency and agency MBS. In our principal securities borrowing and lending arrangements, the securities transferred are predominantly equity securities and some corporate debt securities. The fair value of the securities transferred may increase in value to an amount greater than the amount received under our repurchase and securities lending arrangements, which exposes the Company to counterparty risk. We require the review of the price of the underlying securities in relation to the carrying value of the repurchase agreements and securities lending arrangements on a daily basis and when appropriate, adjust the cash or security to be obtained or returned to counterparties that is reflective of the required collateral levels.
The following table summarizes our repurchase agreements and securities lending transactions by category of collateral pledged and remaining maturity of these agreements as of the periods indicated:

	As of December 31, 2018			As of December 31, 2017(1)
(In millions)	Overnight and Continuous	Up to 30 Days	Total	Overnight and Continuous
Repurchase agreements:
U.S. Treasury and agency securities	$88,904	$—	$88,904	$43,072
Total	88,904	—	88,904	43,072
Securities lending transactions:
US Treasury and agency securities	249	—	249	—
Corporate debt securities	278	—	278	35
Equity securities	6,426	137	6,563	11,020
Other(2)	8,500	—	8,500	—
Total	15,453	137	15,590	11,055
Gross amount of recognized liabilities for repurchase agreements and securities lending	$104,357	$137	$104,494	$54,127

(1) As of December 31, 2017, there were no balances with contractual maturities up to 30 days.
(2) Represents a security interest in underlying client assets related to our enhanced custody business, which assets clients have allowed us to transfer and re-pledge.